Other financial liability - Additional Information (Detail) - CNY (¥) ¥ in Millions	1 Months Ended
	Feb. 28, 2023	Nov. 30, 2022	Feb. 01, 2023	Nov. 01, 2022
Disclosure Of Other Liabilities [Line Items]
Minority interest ownership percentage by noncontrolling owners			3.20%	9.10%
Yuchai Simlan [Member]
Disclosure Of Other Liabilities [Line Items]
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	¥ 20.0	¥ 50.0